SHARE-BASED COMPENSATION (Outstanding Non-Treasury RSUs) (Details) - Non-Treasury RSUs		12 Months Ended
	Jun. 28, 2024 USD ($) shares	Dec. 29, 2024 USD ($) shares shares	Dec. 31, 2023 USD ($) shares
Number
Number, outstanding, beginning of fiscal year (in shares)		1,516,000	2,089,000
Granted (in shares)		787,000	845,000
Granted for performance (in shares)		485,000	493,000
Granted for dividends declared (in shares)		33,000	53,000
Settled - common shares (in shares)		(707,000)	(810,000)
Settled - payment of withholding taxes (in shares)		(412,000)	(524,000)
Forfeited (in shares)		(42,000)	(170,000)
Forfeited for President & CEO (in shares)			(460,000)
Settled in cash for outgoing executives (in shares)		(82,000)
Reinstated awards for President & CEO (in shares)		440,000
Number, outstanding, end of fiscal year (in shares)		2,018,000	1,516,000
Weighted average fair value per unit
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $		$ 33.26	$ 31.63
Granted (in dollars per share) | $		38.42	32.12
Granted for performance (in dollars per share) | $		30.73	27.36
Granted for dividends declared (in dollars per share) | $		42.22	31.09
Settled - common shares (in dollars per share) | $		31.10	27.08
Settled - payment of withholding taxes (in dollars per share) | $		31.08	27.65
Forfeited (in dollars per share) | $		35.14	32.10
Forfeited for President & CEO (in dollars per share) | $			34.89
Settled in cash for outgoing executives (in dollars per share) | $		35.08
Reinstated awards for President & CEO (in dollars per share) | $		37.91
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $		$ 36.91	$ 33.26
Three executive officers
Number
Granted (in shares)		291,804
Mr. Chamandy
Number
Granted (in shares)	211,659
Weighted average fair value per unit
Granted (in dollars per share) | $	$ 8,700,000